Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2024
Reconciliation of Liabilities Arising from Financing Activities [Abstract]
Reconciliation of Liabilities Arising from Financing Activities

Note 27 – Reconciliation of Liabilities Arising from Financing Activities

	Loan payable	Loan from a shareholder	Lease liabilities	Total
	EUR	EUR	EUR	EUR
At January 1, 2022	25,000	20,000	373,107	418,107
Financing cash flows	(3,084)	(20,000)	(63,444)	(86,528)
New leases entered	-	-	-	-
Change on modification of lease	-	-	(5,933)	(5,933)
Interest expenses	-	-	3,680	3,680
At December 31, 2022	21,916	-	307,410	329,326
Financing cash flows	391,790	-	-	391,790
New leases entered	-	-	734,682	734,682
Change on modification of lease	-	-	(347,126)	(347,126)
Interest expenses	-	-	13,956	13,956
At December 31, 2023	423,741	-	708,922	1,132,663
Financing cash flows	(128,720)	-	(81,720)	(210,440)
New leases entered	-	-	-	-
Change on modification of lease	-	-	(15,488)	(15,488)
Change on modification of lease	3,496	-	28,792	32,288
At December 31, 2024	298,517	-	640,506	939,023